INVENTORY, NET - Carrying Amount of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Raw materials and consumables	$ 1,340	$ 980
Fuel products	727	648
Work in progress	723	638
RTFO certificates	391	365
Finished goods and other	1,331	1,065
Carrying amount of inventories	4,512	3,696
RTFO certificates held for trading and recorded at fair value	$ 0	$ 25